Financing receivables - Additional information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	6 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2016
Financing receivables
Significant purchases of corporate loans	¥ 27,997	¥ 49,140
Nonaccrual status loan			¥ 7,553
Amount of loans which were classified as impaired but against which no allowance for credit losses			¥ 7,544